51 Madison Avenue

New York, New York 10010

January 14, 2021

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	IndexIQ ETF Trust (the “Registrant”)

Registration Nos.: 333-152915 and 811-22227

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 193 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on January 11, 2021 (the “Amendment”); and

2.  The text of the Amendment has been filed electronically.

Very truly yours, /s/ Matthew V. Curtin Matthew V. Curtin Secretary